Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts
Allowance For Doubtful Accounts

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957
Year 2009	$1,268	1,762	29	2	1,859	$1,202

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible.